Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Activity under the incentive and non-qualified stock option plans
The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended December 31, 2015, 2014 and 2013:

	For the Years Ended December 31,
	2015		2014		2013
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	47,500	$22.41	61,500	$22.49	68,400	$22.63
Options Granted	—	—	—	—	—	—
Options Exercised	—	—	—	—	—	—
Options Forfeited	18,000	20.55	14,000	22.74	6,900	23.87
Balance, End of Period	29,500	$23.55	47,500	$22.41	61,500	$22.49

Options Exercisable	21,500	$23.57	34,300	$22.00	42,300	$22.03
Weighted-Average Remaining Life Of Exercisable Options	1.4 years		1.1 years		1.3 years
Options Available For Grant	50,000		50,000		50,000

Options outstanding
At December 31, 2015, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date
01/01/06	3,500	$23.91	01/01/16
08/24/06	3,500	$23.03	08/24/16
05/24/07	2,000	$24.34	05/24/17
07/09/07	1,000	$24.61	07/09/17
10/01/07	2,000	$24.28	10/01/17
01/01/08	13,000	$23.49	01/01/18
05/19/08	2,500	$22.91	05/19/18
07/01/08	2,000	$22.91	07/01/18